Provisions and other current liabilities - Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Taxes other than income taxes	$ 81	$ 57
Restructuring provisions	28	8
Accrued expenses for goods and services received but not invoiced	79	71
Accruals for royalties	10	6
Accruals for deductions from revenue	212	194	$ 213	$ 182
Accruals for compensation and benefits including social security	382	363
Deferred income	97	94
Provisions for product liabilities, governmental investigations and other legal matters	0	42
Accrued share-based payments	10	6
Accrued interest on financial debts	19	0
Contingent considerations	35	19
Other payables	85	20
Total provisions and other current liabilities	$ 1,038	$ 880